      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON AUGUST 12, 2010.
                                                            FILE NOS. 333-157199
                                                                       811-03859
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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

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
                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 6                        [X]
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                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

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
                                   Amendment No. 7                               [X]
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                        (Check Appropriate Box or Boxes)

                                  ------------

                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000


                             MALLARY L. REZNIK, ESQ.
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on August 25, 2010 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Separate Account of SunAmerica Annuity and Life Assurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

        Designation of New Effective Date for Previously Filed Amendment


Post-Effective Amendment No. 5 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Amendment No. 6 was filed under the Investment Company Act of 1940 (collectively, the "Amendments") on June 15, 2010 and pursuant to Rule 485(a)(1) would have become effective on August 13, 2010.



Post-Effective Amendment No. 6 and Amendment No. 7 (collectively, the "Subsequent Amendments") are being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 25, 2010 as the new date upon which the Amendments shall become effective.


The Subsequent Amendments incorporate by reference Parts A, B and C as indicated below:

                            VARIABLE SEPARATE ACCOUNT

                              PART A -- PROSPECTUS

Incorporated by reference to the Prospectus as filed under Form N-4, Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940, File Nos. 333-157199 and 811-03859, filed on June 15, 2010, Accession No. 0000950123-10-058461.


                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940, File Nos. 333-157199 and 811-03859, filed on June 15, 2010, Accession No. 0000950123-10-
058461.

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.


                           PART C -- OTHER INFORMATION


Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 6, File Nos. 333-157199 and 811-03859, filed on June 15, 2010, Accession No. 0000950123-10-058461.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Los Angeles, and State of California, on this 12th day of August, 2010.


                                        VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                            JAY S. WINTROB, CHIEF EXECUTIVE
                                                           OFFICER

                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY
                                            (Depositor)

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                            JAY S. WINTROB, CHIEF EXECUTIVE
                                                           OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

*JAY S. WINTROB                   Chief Executive Officer & Director      August 12, 2010
-----------------------------       (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                  Senior Vice President & Director       August 12, 2010
-----------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                        Senior Vice President,            August 12, 2010
-----------------------------     Chief Financial Officer & Director
N. SCOTT GILLIS                     (Principal Financial Officer)


*JANA W. GREER                           President & Director             August 12, 2010
-----------------------------
JANA W. GREER


*STEWART R. POLAKOV               Senior Vice President & Controller      August 12, 2010
-----------------------------       (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MALLARY L. REZNIK                      Attorney-in-Fact               August 12, 2010
-----------------------------
*MALLARY L. REZNIK
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